Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
14.	Leases

Right-of-use assets, net

The Group leases a fleet of cars for operating activities and as a work tool, as well as computers, servers, printers, real estate (Jafra distribution center and commercial venues) with different expiration dates, with the latest expiration date in 2034. These leases were recorded as right of use assets as follows:

	2024		Restated (*) 2023	2022

Cost	Ps.	621,394	556,293	381,824
Accumulated depreciation		(307,371)	(194,732)	(88,259)

	Ps.	314,023	361,561	293,565

	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Vehicles	Ps.	137,408	65,109	(20,809)	2,266	183,974
Buildings		225,936	-	(2,430)	10,927	234,433
Warehouses		117,854	4,036	(761)	6,240	127,369
Office furniture and equipment		8,395	433	-	-	8,828
Computer equipment		66,700	2,122	(2,032)	-	66,790

Cost	Ps.	556,293	71,700	(26,032)	19,433	621,394

	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Vehicles	Ps.	(54,394)	(38,996)	18,999	(1,325)	(75,716)
Buildings		(40,178)	(33,812)	(2,344)	(4,059)	(80,393)
Warehouses		(59,919)	(26,560)	-	(4,065)	(90,544)
Office furniture and equipment		(2,919)	(2,650)	-	-	(5,569)
Computer equipment		(37,322)	(18,967)	1,140	-	(55,149)

Accumulated depreciation	Ps.	(194,732)	(120,985)	17,795	(9,449)	(307,371)
	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023(*) Restated

Vehicles	Ps.	107,542	49,934	(18,206)	(1,862)	137,408
Buildings		94,616	139,645	-	(8,325)	225,936
Warehouses		119,903	2,718	-	(4,767)	117,854
Office furniture and equipment		8,151	3,172	(2,928)	-	8,395
Computer equipment		51,612	15,088	-	-	66,700

Cost	Ps.	381,824	210,557	(21,134)	(14,954)	556,293

	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023(*) Restated

Vehicles	Ps.	(20,918)	(41,266)	6,275	1,515	(54,394)
Buildings		(12,947)	(30,306)	1,647	1,428	(40,178)
Warehouses		(35,275)	(26,158)	-	1,514	(59,919)
Office furniture and equipment		(1,346)	(2,651)	1,078	-	(2,919)
Computer equipment		(17,773)	(19,549)	-	-	(37,322)

Accumulated depreciation	Ps.	(88,259)	(119,930)	9,000	4,457	(194,732)

(*)	Details of the restatement are shown in note 2b.

	As of January 1, 2022		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022

Vehicles	Ps.	623	59,657	48,433	(1,171)	-	107,542
Buildings		-	7,049	88,051	(484)	-	94,616
Warehouses		17,101	53,575	49,227	-	-	119,903
Office furniture and equipment		-	2,697	5,454	-	-	8,151
Computer equipment		19,968	27,803	3,856	(15)	-	51,612

Cost	Ps.	37,692	150,781	195,021	(1,670)	-	381,824

	As of January 1, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2022

Vehicles	Ps.	(147)	(21,795)	1,024	-	(20,918)
Buildings		-	(12,947)	-	-	(12,947)
Warehouses		(17,101)	(18,658)	484	-	(35,275)
Office furniture and equipment		-	(1,346)	-	-	(1,346)
Computer equipment		(3,060)	(14,419)	1	(295)	(17,773)

Accumulated depreciation	Ps.	(20,308)	(69,165)	1,509	(295)	(88,259)

The right-of-use asset depreciation expense for the years of 2024, 2023 and 2022 amounted to Ps.120,985, Ps.119,930 and Ps.69,165, respectively, and is included within administrative expenses in the consolidated statement of profit or loss and other comprehensive income.

As of December 31, 2024, 2023 and 2022, the Group has master lease contracts for computers, servers, cars, BWM’s corporate office, Jafra México’s distribution center, office equipment (printers), and premises in different regions.

As of December 31, 2024, 2023 and 2022, Betterware leased warehouses, offices, commercial space, and equipment, used in normal operations of the Group’s companies, to which the short-term exemption was applied, considering that the lease term was for less than one year. The rental expense for the years ended December 31, 2024, 2023 and 2022, amounted to Ps.34,111, Ps.15,295 and Ps.31,003, respectively.

Lease liabilit

The lease liabilities as of December 31, 2024, 2023 and 2022 are described below.

Lease liability
Balance as of January 1, 2022	Ps.	17,880
Subsidiaries’ Acquisitions (1)		146,187
Lease additions (1)		193,856
Lease disposals (1)		(195)
Rent payments (principal and interest) (2)		(76,214)
Foreign currency translation (1)		(1,172)
Interest expense (1)		11,566
Balance as of December 31, 2022		291,908
Lease additions (1)		210,557
Lease disposals (1)		(12,298)
Rent payments (principal and interest) (2)		(123,241)
Foreign currency translation (1)		(12,526)
Interest expense (1)		34,321
Balance as of December 31, 2023(*) Restated		388,721
Lease additions (1)		71,700
Lease disposals (1)		(7,849)
Rent payments (principal and interest) (2)		(155,361)
Foreign currency translation (1)		13,009
Interest expense (1)		34,375
Balance as of December 31, 2024	Ps.	344,595

(1)	Changes that do not represent cash flow
(2)	Changes that represent cash flow

(*)	Details of the restatement are shown in note 2b.

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2025	Ps	132,913
2026		98,931
2027		60,831
2028		31,359
2029-2034		139,778

	Ps	463,812